Quarterly Report
June 30, 2023
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
June 30, 2023
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.8% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	14,502	$1,420,616
Apparel Retail - 0.7%
Ross Stores, Inc.	13,671	1,532,929
Application Software - 2.7%
Adobe, Inc. (a)	3,294	1,610,733
Intuit, Inc.	1,393	638,259
Salesforce, Inc. (a)	16,003	3,380,794
Splunk, Inc. (a)	4,181	443,562
		6,073,348
Automobile Manufacturers - 1.1%
General Motors Co.	28,824	1,111,454
Tesla, Inc. (a)	5,308	1,389,475
		2,500,929
Automotive Retail - 1.2%
O'Reilly Automotive, Inc. (a)	2,819	2,692,991
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc. (a)	16,975	1,471,393
Vertex Pharmaceuticals, Inc. (a)	7,107	2,501,024
		3,972,417
Broadline Retail - 4.3%
Amazon.com, Inc. (a)	74,471	9,708,040
Building Products - 0.6%
Trane Technologies PLC	6,587	1,259,830
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	1,018	373,983
Communications Equipment - 0.1%
Cisco Systems, Inc.	6,249	323,323
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	3,233	1,492,644
Consumer Staples Merchandise Retail - 2.1%
Costco Wholesale Corp.	5,781	3,112,375
Walmart, Inc.	10,077	1,583,903
		4,696,278
Diversified Banks - 1.4%
JPMorgan Chase & Co.	21,984	3,197,353
Diversified Support Services - 0.9%
Cintas Corp.	2,249	1,117,933
Copart, Inc. (a)	10,444	952,597
		2,070,530
Electric Utilities - 1.5%
American Electric Power Company, Inc.	7,799	656,676
NextEra Energy, Inc.	37,103	2,753,042
		3,409,718
Electrical Components & Equipment - 1.4%
Eaton Corp. PLC	15,257	3,068,183
Electronic Components - 1.1%
Amphenol Corp., Class A	30,581	2,597,856
	Number of Shares	Fair Value
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	15,414	$2,673,096
Financial Exchanges & Data - 3.7%
CME Group, Inc.	15,989	2,962,602
MSCI, Inc.	1,882	883,204
S&P Global, Inc.	11,403	4,571,348
		8,417,154
Footwear - 0.5%
NIKE, Inc., Class B	9,459	1,043,990
Healthcare Equipment - 3.0%
Becton Dickinson & Co.	3,598	949,908
Boston Scientific Corp. (a)	29,554	1,598,576
Edwards Lifesciences Corp. (a)	10,713	1,010,557
Medtronic PLC	11,517	1,014,648
Teleflex, Inc.	9,603	2,324,214
		6,897,903
Home Improvement Retail - 0.8%
Lowe's Cos., Inc.	4,991	1,126,469
The Home Depot, Inc.	2,135	663,216
		1,789,685
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International, Inc., Class A	4,451	817,604
Household Products - 1.3%
Colgate-Palmolive Co.	9,710	748,058
The Procter & Gamble Co.	14,902	2,261,230
		3,009,288
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	6,904	1,432,580
Industrial Gases - 1.6%
Linde PLC	9,356	3,565,384
Industrial Machinery & Supplies & Components - 1.5%
Parker-Hannifin Corp.	8,732	3,405,829
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	3,942	741,411
Integrated Oil & Gas - 1.0%
Chevron Corp.	13,986	2,200,697
Interactive Home Entertainment - 0.2%
Activision Blizzard, Inc. (a)(b)	4,928	415,430
Interactive Media & Services - 7.2%
Alphabet, Inc., Class C (a)	10,230	1,237,523
Alphabet, Inc., Class A (a)	76,948	9,210,676
Meta Platforms, Inc., Class A (a)	20,841	5,980,950
		16,429,149
Investment Banking & Brokerage - 0.3%
The Charles Schwab Corp.	13,650	773,682
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	2,954	911,545
Life Sciences Tools & Services - 1.7%
Danaher Corp.	5,684	1,364,160

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
IQVIA Holdings, Inc. (a)	11,079	$2,490,227
		3,854,387
Managed Healthcare - 2.7%
Humana, Inc.	3,076	1,375,372
UnitedHealth Group, Inc.	10,033	4,822,261
		6,197,633
Movies & Entertainment - 0.4%
The Walt Disney Co. (a)	10,556	942,440
Multi-Line Insurance - 0.2%
American International Group, Inc.	7,431	427,580
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	8,943	3,049,563
Multi-Utilities - 0.7%
Sempra Energy	10,570	1,538,886
Oil & Gas Equipment & Services - 0.7%
Schlumberger NV	33,402	1,640,706
Oil & Gas Exploration & Production - 2.2%
ConocoPhillips	26,257	2,720,488
Pioneer Natural Resources Co.	10,575	2,190,928
		4,911,416
Packaged Foods & Meats - 0.7%
Mondelez International, Inc., Class A	21,555	1,572,222
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	2,527	496,252
Pharmaceuticals - 5.1%
AstraZeneca PLC ADR	10,209	730,658
Bristol-Myers Squibb Co.	18,127	1,159,221
Elanco Animal Health, Inc. (a)	29,828	300,070
Johnson & Johnson	29,365	4,860,495
Merck & Company, Inc.	38,259	4,414,706
		11,465,150
Property & Casualty Insurance - 1.1%
Chubb Ltd.	12,546	2,415,858
Rail Transportation - 0.3%
Union Pacific Corp.	3,678	752,592
Regional Banks - 0.2%
Regions Financial Corp.	19,383	345,405
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	969	180,738
Restaurants - 0.6%
McDonald's Corp.	4,423	1,319,867
Semiconductor Materials & Equipment - 1.7%
Applied Materials, Inc.	22,048	3,186,818
ASML Holding N.V.	1,077	780,556
		3,967,374
	Number of Shares	Fair Value
Semiconductors - 7.3%
Advanced Micro Devices, Inc. (a)	24,066	$2,741,358
NVIDIA Corp.	20,947	8,861,000
QUALCOMM, Inc.	30,171	3,591,556
Texas Instruments, Inc.	7,015	1,262,840
		16,456,754
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	16,660	956,951
PepsiCo, Inc.	8,142	1,508,061
		2,465,012
Specialty Chemicals - 1.0%
DuPont de Nemours, Inc.	6,170	440,785
Ecolab, Inc.	2,416	451,043
International Flavors & Fragrances, Inc.	18,712	1,489,288
		2,381,116
Systems Software - 8.5%
Microsoft Corp.	48,121	16,387,125
Oracle Corp.	13,223	1,574,727
ServiceNow, Inc. (a)	2,440	1,371,207
		19,333,059
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	74,059	14,365,224
Telecom Tower REITs - 1.3%
American Tower Corp.	15,707	3,046,216
Trading Companies & Distributors - 1.7%
United Rentals, Inc.	7,810	3,478,340
WW Grainger, Inc.	526	414,798
		3,893,138
Transaction & Payment Processing Services - 4.0%
Fidelity National Information Services, Inc.	5,504	301,069
Mastercard, Inc., Class A	10,007	3,935,753
Visa, Inc., Class A	20,660	4,906,337
		9,143,159
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	4,224	586,714
Total Common Stock (Cost $146,862,519)		221,663,856
Short-Term Investments - 2.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (c)(d) (Cost $4,487,068)	4,487,068	4,487,068
Total Investments (Cost $151,349,587)		226,150,924
Other Assets and Liabilities, net - 0.2%		445,405
NET ASSETS - 100.0%		$226,596,329

See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2023	7	$1,530,903	$1,570,888	$39,985
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$221,663,856	$—	$—	$221,663,856
Short-Term Investments	4,487,068	—	—	4,487,068
Total Investments in Securities	$226,150,924	$—	$—	$226,150,924
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	39,985	—	—	39,985
Total Other Financial Instruments	$39,985	$—	$—	$39,985

Affiliate Table

	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,354,619	$6,354,619	$31,624,197	$33,491,748	$—	$—	4,487,068	$4,487,068	$227,589
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.1% †
Aerospace & Defense - 0.3%
Woodward, Inc.	25,425	$3,023,287
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	76,757	10,087,405
Agricultural Products & Services - 1.5%
Darling Ingredients, Inc. (a)	259,710	16,566,901
Apparel Retail - 1.3%
American Eagle Outfitters, Inc. (b)	112,881	1,331,996
Boot Barn Holdings, Inc. (a)	106,456	9,015,759
Buckle, Inc.	88,054	3,046,668
Revolve Group, Inc. (a)	61,360	1,006,304
		14,400,727
Application Software - 5.6%
ACI Worldwide, Inc. (a)	164,818	3,818,833
Altair Engineering, Inc., Class A (a)	51,943	3,939,357
Asana, Inc., Class A (a)	147,500	3,250,900
Blackbaud, Inc. (a)	87,374	6,219,281
Blackline, Inc. (a)	27,365	1,472,784
Box, Inc., Class A (a)	191,500	5,626,270
CCC Intelligent Solutions Holdings, Inc. (a)	248,946	2,790,685
Freshworks, Inc., Class A Revenue (a)	301,500	5,300,370
New Relic, Inc. (a)	106,000	6,936,640
Nutanix, Inc., Class A (a)	154,500	4,333,725
Q2 Holdings, Inc. (a)	93,500	2,889,150
Smartsheet, Inc., Class A (a)	114,500	4,380,770
Vertex, Inc., Class A (a)	151,911	2,962,265
Workiva, Inc. (a)	61,000	6,201,260
		60,122,290
Automobile Manufacturers - 0.8%
Thor Industries, Inc.	79,051	8,181,779
Automotive Parts & Equipment - 1.3%
Dana, Inc.	133,455	2,268,735
Dorman Products, Inc. (a)	112,721	8,885,796
LCI Industries	6,828	862,786
Modine Manufacturing Co. (a)	58,386	1,927,906
		13,945,223
Automotive Retail - 1.9%
America's Car-Mart, Inc. (a)(b)	15,275	1,524,140
Group 1 Automotive, Inc.	16,244	4,192,577
Monro, Inc.	41,680	1,693,458
Murphy USA, Inc.	42,749	13,299,641
		20,709,816
Biotechnology - 0.9%
Abcam PLC ADR (a)(b)	33,705	824,761
Avid Bioservices, Inc. (a)	152,280	2,127,352
Catalyst Pharmaceuticals, Inc. (a)	69,600	935,424
Emergent BioSolutions, Inc. (a)	71,310	524,129
Halozyme Therapeutics, Inc. (a)	41,945	1,512,956
Heron Therapeutics, Inc. (a)	587,521	681,524
Veracyte, Inc. (a)	102,500	2,610,675
		9,216,821
	Number of Shares	Fair Value
Brewers - 0.8%
Boston Beer Co., Inc., Class A (a)	29,681	$9,154,808
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	38,500	2,230,305
Building Products - 2.9%
Armstrong World Industries, Inc. (b)	118,040	8,671,218
AZZ, Inc.	21,409	930,435
CSW Industrials, Inc.	35,000	5,816,650
Gibraltar Industries, Inc. (a)	115,530	7,269,148
Hayward Holdings, Inc. (a)	188,000	2,415,800
Insteel Industries, Inc.	66,831	2,079,781
Simpson Manufacturing Co., Inc.	15,950	2,209,075
UFP Industries, Inc.	19,020	1,845,891
		31,237,998
Cargo Ground Transportation - 0.7%
Saia, Inc. (a)	23,051	7,892,893
Commodity Chemicals - 0.2%
Hawkins, Inc.	42,347	2,019,528
Communications Equipment - 0.1%
Cambium Networks Corp. (a)	49,804	758,017
Computer & Electronics Retail - 0.1%
Upbound Group, Inc.	28,817	897,073
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	141,757	16,110,683
IES Holdings, Inc. (a)	19,048	1,083,450
Valmont Industries, Inc.	7,722	2,247,488
		19,441,621
Construction Machinery & Heavy Transportation Equipment - 0.6%
Alamo Group, Inc.	18,735	3,445,554
Astec Industries, Inc. (b)	18,555	843,139
Wabash National Corp.	98,198	2,517,797
		6,806,490
Construction Materials - 0.2%
Eagle Materials, Inc.	9,718	1,811,630
Consumer Finance - 0.3%
PROG Holdings, Inc. (a)	103,748	3,332,386
Data Processing & Outsourced Services - 0.8%
CSG Systems International, Inc.	79,634	4,199,897
Verra Mobility Corp. (a)	247,020	4,871,235
		9,071,132
Distillers & Vintners - 1.5%
MGP Ingredients, Inc.	155,016	16,475,100
Distributors - 0.8%
LKQ Corp.	140,405	8,181,399
Diversified Metals & Mining - 0.3%
Compass Minerals International, Inc.	45,769	1,556,146
Materion Corp.	10,962	1,251,860
		2,808,006

See Notes to Schedule of Investments.
4	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Diversified REITs - 0.3%
Alpine Income Property Trust, Inc.	70,169	$1,140,246
American Assets Trust, Inc. (b)	49,307	946,694
Essential Properties Realty Trust, Inc.	32,599	767,381
		2,854,321
Diversified Support Services - 2.1%
Healthcare Services Group, Inc.	165,698	2,473,871
Matthews International Corp., Class A	98,593	4,202,034
RB Global, Inc.	257,081	15,424,860
UniFirst Corp.	6,529	1,012,060
		23,112,825
Education Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	18,396	1,700,710
Stride, Inc. (a)	98,103	3,652,375
		5,353,085
Electric Utilities - 1.0%
ALLETE, Inc.	22,813	1,322,470
IDACORP, Inc.	88,761	9,106,878
		10,429,348
Electrical Components & Equipment - 0.8%
Acuity Brands, Inc.	5,880	958,910
Atkore, Inc. (a)(b)	14,789	2,306,197
Generac Holdings, Inc. (a)	38,500	5,741,505
		9,006,612
Electronic Components - 1.7%
Belden, Inc.	103,809	9,929,331
Coherent Corp. (a)	21,340	1,087,913
Littelfuse, Inc.	24,118	7,025,815
		18,043,059
Electronic Equipment & Instruments - 0.9%
Novanta, Inc. (a)	28,000	5,154,800
Vontier Corp.	142,527	4,590,795
		9,745,595
Electronic Manufacturing Services - 0.1%
Plexus Corp. (a)	12,550	1,232,912
Environmental & Facilities Services - 0.3%
Montrose Environmental Group, Inc. (a)	77,000	3,243,240
Food Distributors - 0.5%
Performance Food Group Co. (a)	89,793	5,409,130
Footwear - 0.2%
Deckers Outdoor Corp. (a)	3,522	1,858,419
Steven Madden Ltd.	25,580	836,210
		2,694,629
Forest Products - 0.3%
Louisiana-Pacific Corp.	43,857	3,288,398
Gas Utilities - 0.1%
UGI Corp.	21,038	567,395
	Number of Shares	Fair Value
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	114,400	$3,777,488
Healthcare Distributors - 0.3%
AdaptHealth Corp. (a)	262,222	3,191,242
Healthcare Equipment - 5.5%
AtriCure, Inc. (a)	96,000	4,738,560
Axonics, Inc. (a)	95,000	4,794,650
CONMED Corp.	49,500	6,726,555
Envista Holdings Corp. (a)	60,220	2,037,845
Globus Medical, Inc., Class A (a)	92,500	5,507,450
Inspire Medical Systems, Inc. (a)	30,000	9,739,200
Integra LifeSciences Holdings Corp. (a)	129,000	5,305,770
LeMaitre Vascular, Inc.	28,429	1,912,703
Omnicell, Inc. (a)	53,595	3,948,343
Outset Medical, Inc. (a)	103,000	2,252,610
Penumbra, Inc. (a)	28,000	9,633,680
SI-BONE, Inc. (a)	45,955	1,239,866
Tandem Diabetes Care, Inc. (a)	86,000	2,110,440
		59,947,672
Healthcare Facilities - 1.9%
Acadia Healthcare Co., Inc. (a)	93,244	7,425,952
U.S. Physical Therapy, Inc.	107,515	13,051,246
		20,477,198
Healthcare Services - 0.5%
Addus HomeCare Corp. (a)(b)	19,218	1,781,508
AMN Healthcare Services, Inc. (a)	9,124	995,611
Castle Biosciences, Inc. (a)	84,551	1,160,040
Pediatrix Medical Group, Inc. (a)	112,148	1,593,623
		5,530,782
Healthcare Supplies - 0.5%
ICU Medical, Inc. (a)	4,908	874,557
Neogen Corp. (a)	222,500	4,839,375
		5,713,932
Healthcare Technology - 0.4%
Definitive Healthcare Corp. (a)	89,965	989,615
NextGen Healthcare, Inc. (a)	96,843	1,570,794
Simulations Plus, Inc.	28,868	1,250,850
		3,811,259
Home Building - 0.9%
Cavco Industries, Inc. (a)	4,390	1,295,050
Green Brick Partners, Inc. (a)	13,311	756,065
Taylor Morrison Home Corp. (a)	100,972	4,924,404
TopBuild Corp. (a)	8,944	2,379,283
		9,354,802
Home Furnishing Retail - 0.3%
Aaron's Co., Inc.	175,364	2,479,647
Overstock.com, Inc. (a)	31,968	1,041,198
		3,520,845
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	396,965	4,076,830

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Sunstone Hotel Investors, Inc.	172,689	$1,747,613
		5,824,443
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	92,000	3,354,320
Industrial Machinery & Supplies & Components - 7.0%
Albany International Corp., Class A	35,500	3,311,440
Barnes Group, Inc.	168,471	7,107,791
Chart Industries, Inc. (a)	12,994	2,076,311
Enerpac Tool Group Corp.	445,939	12,040,353
ESCO Technologies, Inc.	65,000	6,735,950
Helios Technologies, Inc.	27,705	1,831,023
Hillenbrand, Inc.	30,013	1,539,067
John Bean Technologies Corp.	80,500	9,764,650
Mueller Industries, Inc.	77,186	6,736,794
RBC Bearings, Inc. (a)	28,000	6,089,160
Standex International Corp.	29,980	4,241,271
Timken Co.	124,801	11,423,036
Xylem, Inc.	28,360	3,193,903
		76,090,749
Industrial REITs - 0.8%
EastGroup Properties, Inc.	47,839	8,304,850
Insurance Brokers - 0.4%
BRP Group, Inc., Class A (a)	175,500	4,348,890
Investment Banking & Brokerage - 1.1%
Piper Sandler Cos.,	16,493	2,131,885
Raymond James Financial, Inc.	65,501	6,797,039
Stifel Financial Corp.	45,046	2,687,895
		11,616,819
IT Consulting & Other Services - 0.2%
Perficient, Inc. (a)	10,886	907,130
Unisys Corp. (a)	261,216	1,039,640
		1,946,770
Leisure Facilities - 0.3%
Planet Fitness, Inc., Class A (a)	51,500	3,473,160
Leisure Products - 1.8%
Johnson Outdoors, Inc., Class A	12,284	754,852
Malibu Boats, Inc., Class A (a)	126,764	7,435,976
Polaris, Inc.	90,059	10,890,835
		19,081,663
Life & Health Insurance - 0.1%
American Equity Investment Life Holding Co. (b)	19,249	1,003,065
Life Sciences Tools & Services - 2.3%
Azenta, Inc. (a)	81,218	3,791,256
BioLife Solutions, Inc. (a)	157,308	3,476,507
Bruker Corp.	87,070	6,436,214
ICON PLC ADR (a)	14,943	3,738,739
Mesa Laboratories, Inc.	12,612	1,620,642
Repligen Corp. (a)	37,919	5,364,022
Syneos Health, Inc. (a)	20,784	875,838
		25,303,218
	Number of Shares	Fair Value
Marine Transportation - 0.2%
Kirby Corp. (a)	25,557	$1,966,611
Metal, Glass & Plastic Containers - 0.3%
TriMas Corp.	123,915	3,406,423
Multi-Family Residential REITs - 0.2%
NexPoint Residential Trust, Inc.	40,716	1,851,764
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	73,222	2,171,765
Multi-Utilities - 0.1%
Avista Corp.	33,979	1,334,355
Office REITs - 0.7%
Corporate Office Properties Trust	42,520	1,009,850
Cousins Properties, Inc.	152,103	3,467,948
Easterly Government Properties, Inc.	227,645	3,300,853
		7,778,651
Office Services & Supplies - 1.1%
MSA Safety, Inc.	68,864	11,979,581
Oil & Gas Drilling - 0.0% *
Helmerich & Payne, Inc.	10,617	376,373
Oil & Gas Equipment & Services - 0.6%
ChampionX Corp.	68,963	2,140,611
Oil States International, Inc. (a)	637,065	4,758,876
		6,899,487
Oil & Gas Exploration & Production - 1.9%
Civitas Resources, Inc.	31,410	2,178,912
Northern Oil & Gas, Inc.	97,001	3,329,074
PDC Energy, Inc.	93,150	6,626,691
SM Energy Co.	187,569	5,932,807
Southwestern Energy Co. (a)	335,198	2,014,540
		20,082,024
Other Specialty Retail - 0.5%
Leslie's, Inc. (a)	255,500	2,399,145
Sally Beauty Holdings, Inc. (a)	220,000	2,717,000
		5,116,145
Packaged Foods & Meats - 3.3%
Calavo Growers, Inc.	56,281	1,633,275
Fresh Market, Inc. (a)(c)	303,000	—
Freshpet, Inc. (a)	59,500	3,915,695
Hostess Brands, Inc. (a)	209,500	5,304,540
J & J Snack Foods Corp.	26,000	4,117,360
Lancaster Colony Corp.	34,500	6,937,605
Simply Good Foods Co. (a)	133,000	4,866,470
Sovos Brands, Inc. (a)	173,500	3,393,660
Utz Brands, Inc.	313,885	5,135,158
		35,303,763
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	161,037	727,887
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	49,902	1,826,413

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. (a)(b)	46,835	$2,521,128
Organon & Co.	17,750	369,378
Phathom Pharmaceuticals, Inc. (a)	24,051	344,410
		3,234,916
Property & Casualty Insurance - 2.0%
AMERISAFE, Inc.	72,181	3,848,691
Argo Group International Holdings Ltd.	71,861	2,127,804
James River Group Holdings Ltd.	101,000	1,844,260
Palomar Holdings, Inc. (a)	50,500	2,931,020
RLI Corp.	33,054	4,510,879
Selective Insurance Group, Inc.	60,000	5,757,000
Trupanion, Inc. (a)	26,807	527,562
		21,547,216
Publishing - 0.8%
John Wiley & Sons, Inc., Class A	242,606	8,255,882
Regional Banks - 7.5%
1st Source Corp.	48,966	2,053,144
Banc of California, Inc.	112,953	1,307,996
BancFirst Corp.	29,540	2,717,680
Bank OZK	70,856	2,845,577
BankUnited, Inc.	41,551	895,424
Banner Corp.	15,059	657,626
Cadence Bank	39,433	774,464
Community Bank System, Inc.	53,500	2,508,080
Cullen/Frost Bankers, Inc.	38,111	4,098,076
Enterprise Financial Services Corp.	35,246	1,378,119
First Financial Bankshares, Inc.	107,500	3,062,675
Fulton Financial Corp.	215,049	2,563,384
German American Bancorp, Inc.	79,500	2,160,810
Heritage Commerce Corp.	222,429	1,841,712
Home BancShares, Inc.	119,455	2,723,574
HomeStreet, Inc.	53,408	316,175
Independent Bank Corp.	99,816	4,442,810
Lakeland Financial Corp.	18,430	894,224
Live Oak Bancshares, Inc.	301,631	7,935,912
National Bank Holdings Corp., Class A	59,565	1,729,768
New York Community Bancorp, Inc.	75,444	847,991
Origin Bancorp, Inc.	49,291	1,444,226
Peapack-Gladstone Financial Corp.	38,808	1,050,921
Pinnacle Financial Partners, Inc.	29,896	1,693,608
Prosperity Bancshares, Inc.	69,332	3,915,871
Renasant Corp.	150,096	3,922,008
ServisFirst Bancshares, Inc.	48,000	1,964,160
SouthState Corp.	16,435	1,081,423
Stock Yards Bancorp, Inc.	45,000	2,041,650
Texas Capital Bancshares, Inc. (a)	33,981	1,750,021
United Community Banks, Inc.	40,827	1,020,267
Washington Federal, Inc.	40,209	1,066,343
Westamerica BanCorp	65,173	2,496,126
Wintrust Financial Corp.	37,698	2,737,629
	Number of Shares	Fair Value
WSFS Financial Corp.	179,194	$6,759,198
		80,698,672
Research & Consulting Services - 0.3%
Resources Connection, Inc.	200,417	3,148,551
Restaurants - 1.6%
Bloomin' Brands, Inc.	100,345	2,698,277
Cheesecake Factory, Inc.	72,614	2,510,992
Dave & Buster's Entertainment, Inc. (a)	6,843	304,924
Shake Shack, Inc., Class A (a)	67,000	5,207,240
Texas Roadhouse, Inc.	39,929	4,483,228
Wingstop, Inc.	13,000	2,602,080
		17,806,741
Retail REITs - 0.3%
Kite Realty Group Trust	101,342	2,263,980
Macerich Co.	132,067	1,488,395
		3,752,375
Security & Alarm Services - 1.0%
Brink's Co.	159,706	10,832,858
Self Storage REITs - 0.1%
National Storage Affiliates Trust	33,010	1,149,738
Semiconductor Materials & Equipment - 0.7%
Ichor Holdings Ltd. (a)	61,600	2,310,000
Onto Innovation, Inc. (a)	44,492	5,181,983
		7,491,983
Semiconductors - 0.4%
Diodes, Inc. (a)	11,674	1,079,728
MaxLinear, Inc. (a)	23,851	752,738
Semtech Corp. (a)	114,685	2,919,880
		4,752,346
Soft Drinks & Non-alcoholic Beverages - 0.4%
Primo Water Corp.	335,003	4,200,938
Zevia PBC, Class A (a)	62,500	269,375
		4,470,313
Specialized Consumer Services - 0.5%
European Wax Center, Inc., Class A (a)	160,900	2,997,567
OneSpaWorld Holdings Ltd. (a)	162,541	1,966,746
		4,964,313
Specialty Chemicals - 4.4%
Avient Corp.	170,136	6,958,562
HB Fuller Co.	15,797	1,129,644
Ingevity Corp. (a)	267,406	15,552,333
Innospec, Inc.	44,000	4,419,360
Quaker Chemical Corp.	30,396	5,924,180
Sensient Technologies Corp.	60,000	4,267,800
Stepan Co.	102,501	9,794,996
		48,046,875
Steel - 0.6%
Carpenter Technology Corp.	29,464	1,653,814
Commercial Metals Co.	73,680	3,879,989
Ryerson Holding Corp.	33,098	1,435,791
		6,969,594

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Systems Software - 0.5%
Progress Software Corp.	31,646	$1,838,633
Tenable Holdings, Inc. (a)	71,800	3,126,890
		4,965,523
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	8,749	1,280,329
Technology Hardware, Storage & Peripherals - 1.3%
Corsair Gaming, Inc. (a)	137,666	2,442,195
Pure Storage, Inc., Class A (a)	313,000	11,524,660
		13,966,855
Timber REITs - 0.2%
PotlatchDeltic Corp.	36,612	1,934,944
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc. (b)	79,846	11,564,096
Transcat, Inc. (a)	20,190	1,722,409
WESCO International, Inc.	10,008	1,792,033
		15,078,538
	Number of Shares	Fair Value
Transaction & Payment Processing Services - 0.2%
Shift4 Payments, Inc., Class A (a)	36,656	$2,489,309
Water Utilities - 0.1%
American States Water Co. (b)	14,428	1,255,236
Total Common Stock (Cost $778,332,899)		1,017,940,700
Short-Term Investments - 5.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (d)(e) (Cost $64,034,305)	64,034,305	64,034,305
Total Investments (Cost $842,367,204)		1,081,975,005
Other Assets and Liabilities, net - 0.0%*		2,385
NET ASSETS - 100.0%		$1,081,977,390

Other Information:

The Fund had the following long futures contracts open at June 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2023	204	$19,273,051	$19,417,740	$144,689
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,017,940,700	$—	$—(a)	$1,017,940,700
Short-Term Investments	64,034,305	—	—	64,034,305
Total Investments in Securities	$1,081,975,005	$—	$—(a)	$1,081,975,005
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	144,689	—	—	144,689
Total Other Financial Instruments	$144,689	$—	$—	$144,689

See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.

Affiliate Table

	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	54,958,269	$54,958,269	$234,979,696	$225,903,660	$—	$—	64,034,305	$64,034,305	$1,807,358
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2023 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded (funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily
10

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2023 (Unaudited)

change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2023 the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash

11